Derivative Instruments (Tables)	3 Months Ended
Mar. 31, 2011
Derivative Instruments [Abstract]
Schedule Of Derivatives At Fair Value

	Derivative Assets		Derivative Liabilities
	March 31, 2011	December 31, 2010	March 31, 2011	December 31, 2010

Derivatives Designated as Hedging Instruments
Foreign currency forward contracts - current(1)	$13.3	$16.8	$ .1	$.6
Foreign currency forward contracts - non-current(2)	.2	.1	.3	.1
	13.5	16.9	.4	.7

Derivatives Not Designated as Hedging Instruments
Foreign currency forward contracts – current(1)	.1	.2	.0	--
	.1	.2	.0	--
Total	$13.6	$17.1	$ .4	$.7

(1)
Derivative assets and liabilities that have maturity dates equal to or less than twelve months from the respective balance sheet date were included in other current assets and accrued liabilities and other, respectively, on our condensed consolidated balance sheets.

(2)
Derivative assets and liabilities that have maturity dates greater than twelve months from the respective balance sheet date were included in other assets, net, and other liabilities, respectively, on our condensed consolidated balance sheets.

Schedule Of Gains And Losses On Derivatives Designated As Cash Flow Hedges

	Gain (Loss) Recognized in Other Comprehensive Income ("OCI") (Effective Portion)		(Loss) Gain Reclassified from Accumulated Other Comprehensive Income ("AOCI") into Income (Effective Portion)		(Loss) Gain Recognized in Income on Derivatives (Ineffective Portion and Amount Excluded from Effectiveness Testing)(1)
	2011	2010	2011	2010	2011	2010

Interest rate lock contracts(2)	$ --	$ --	$(.1)	$(.1)	$ --	$ --
Foreign currency forward contracts(3)	2.9	(1.4)	.9	1.4	(.4)	.0
Total	$ 2.9	$(1.4)	$ .8	$1.3	$(.4)	$.0

(1)	Gains and losses recognized in income for ineffectiveness and amounts excluded from effectiveness testing were included in other income, net, in our condensed consolidated statements of income.

(2)	Gains and losses on derivatives reclassified from AOCI into income (effective portion) were included in other income, net, in our condensed consolidated statements of income.
(3)	Gains and losses on derivatives reclassified from AOCI into income (effective portion) were included in contract drilling expense in our condensed consolidated statements of income.

Estimated Net Gains Associated With Derivative Instruments, Net Of Tax That Will Be Reclassified To Earnings Within Twelve Months

Net unrealized gains to be reclassified to contract drilling expense	$1.8
Net realized losses to be reclassified to other income, net	(.3)
Net gains to be reclassified to earnings	$1.5